Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company does not have a formal policy with respect to the timing of awards of stock options in relation to the disclosure of material nonpublic information (“MNPI”). It is not the Company’s practice to time the grant of stock options or other equity awards in coordination with the release of MNPI, nor does the Company time the release of MNPI for the purpose of affecting the value of executive compensation. During the fiscal year ended September 30, 2025, no stock options were granted to named executive officers within the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-K or 10-Q, or a Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	The Company does not have a formal policy with respect to the timing of awards of stock options in relation to the disclosure of material nonpublic information (“MNPI”). It is not the Company’s practice to time the grant of stock options or other equity awards in coordination with the release of MNPI, nor does the Company time the release of MNPI for the purpose of affecting the value of executive compensation. During the fiscal year ended September 30, 2025, no stock options were granted to named executive officers within the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-K or 10-Q, or a Current Report on Form 8-K that disclosed material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false